LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
AUSTRALIA - 3.0%
Biotechnology - 2.1%
CSL Ltd.	7,143	$1,150,760

Metals & Mining - 0.9%
BHP Billiton Ltd.	18,232	512,152

Total Australia		1,662,912

CANADA - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Cenovus Energy Inc. (a)	66,045	1,375,117

Total Canada		1,375,117

FINLAND - 2.1%
Banks - 2.1%
Nordea Bank Abp	105,105	1,152,343

Total Finland		1,152,343

FRANCE - 14.2%
Aerospace & Defense - 2.5%
Safran SA	8,708	1,364,624

Chemicals - 2.6%
Air Liquide SA	8,977	1,512,010

Electrical Equipment - 2.4%
Schneider Electric SA	7,980	1,315,042

IT Services - 2.1%
Capgemini	6,766	1,180,625

Personal Care Products - 2.2%
L'Oreal SA	2,913	1,207,183

Textiles, Apparel & Luxury Goods - 2.4%
LVMH Moet Hennessy Louis Vuitton SE	1,737	1,311,141

Total France		7,890,625

GERMANY - 12.0%
Diversified Telecommunication Services - 2.2%
Deutsche Telekom AG	57,220	1,200,293

Insurance - 2.1%
Allianz SE	4,862	1,157,041

Pharmaceuticals - 1.9%
Bayer AG	21,961	1,054,664

Semiconductors & Semiconductor Equipment - 2.2%
Infineon Technologies AG	36,500	1,208,907

Software - 2.5%
SAP SE	11,333	1,466,967

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG	3,384	593,583

Total Germany		6,681,455

IRELAND - 2.8%
Construction Materials - 2.8%
CRH Plc (a)	28,149	1,540,595

Total Ireland		1,540,595

ITALY - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Moncler SpA	9,372	543,155

Total Italy		543,155

JAPAN - 3.7%
Building Products - 1.7%
Daikin Industries Ltd.	6,126	960,383

Electrical Equipment - 2.0%
Nidec Corporation	23,107	1,066,930

Total Japan		2,027,313

NETHERLANDS - 8.9%
Banks - 2.1%
ING Groep NV	88,756	1,169,810

Capital Markets - 2.2%
Euronext NV	17,168	1,194,192

Professional Services - 2.3%
Wolters Kluwer NV	10,694	1,294,782

Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	2,171	1,278,177

Total Netherlands		4,936,961

NORWAY - 4.3%
Diversified Telecommunication Services - 2.1%
Telenor ASA	103,807	1,177,238

Oil, Gas & Consumable Fuels - 2.2%
Aker BP ASA	43,551	1,202,533

Total Norway		2,379,771

SPAIN - 2.3%
Machinery - 2.3%
Fluidra SA	63,820	1,302,208

Total Spain		1,302,208

SWEDEN - 2.2%
Hotels, Restaurants & Leisure - 2.2%
Evolution AB	11,846	1,195,371

Total Sweden		1,195,371

SWITZERLAND - 13.2%
Capital Markets - 2.3%
Julius Baer Group Ltd.	19,807	1,267,805

Electrical Equipment - 2.2%
ABB Ltd.	33,939	1,211,392

Food Products - 2.3%
Nestle SA	11,493	1,300,962

Health Care Equipment & Supplies - 2.6%
Alcon, Inc.	18,908	1,459,081

Life Sciences Tools & Services - 1.7%
Lonza Group AG	2,036	941,746

Pharmaceuticals - 2.1%
Roche Holding AG	4,288	1,170,629

Total Switzerland		7,351,615

UNITED KINGDOM - 21.6%
Aerospace & Defense - 2.0%
BAE Systems Plc	90,023	1,093,952

Banks - 2.1%
Barclays PLC	600,196	1,156,842

Beverages - 2.1%
Diageo PLC	31,382	1,157,002

Commercial Services & Supplies - 2.2%
Rentokil Initial Plc	166,291	1,234,654

Hotels, Restaurants & Leisure - 4.8%
Compass Group PLC	52,819	1,285,706
InterContinental Hotels Group PLC	18,745	1,386,283
		2,671,989
Oil, Gas & Consumable Fuels - 3.1%
Shell Plc	55,081	1,745,760

Personal Care Products - 2.5%
Unilever PLC	27,510	1,360,840

Textiles, Apparel & Luxury Goods - 0.8%
Burberry Group PLC	20,000	463,501

Trading Companies & Distributors - 2.0%
Ashtead Group PLC	18,538	1,124,200

Total United Kingdom		12,008,740

TOTAL COMMON STOCKS
(Cost $49,707,391)		52,048,181

PREFERRED STOCKS - 1.7%
GERMANY - 1.7%
Life Sciences Tools & Services - 1.7%
Sartorius AG	2,832	959,181

Total Germany		959,181

TOTAL PREFERRED STOCKS
(Cost $945,895)		959,181

SHORT-TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.26% (b)	1,657,929	1,657,929
MSILF Government Portfolio, 5.27% (b)	1,001,219	1,001,219
		2,659,148
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,659,148)		2,659,148

Total Investments - 100.3%		55,666,510
(Cost $53,312,434)
Liabilities in Excess of Other Assets - (0.3)%		(154,909)
TOTAL NET ASSETS - 100.0%		$55,511,601

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM INTERNATIONAL EQUITY FUND
Sector Classification
September 30, 2023

Sectors:	% Net Assets

Industrials	19.6%
Financials	12.9%
Consumer Discretionary	12.3%
Health Care	12.1%
Information Technology	11.1%
Consumer Staples	9.1%
Energy	7.8%
Materials	6.3%
Money Market Funds	4.8%
Communication Services	4.3%
Liabilities in excess of other assets	-0.3%

Country Breakdown (% of net assets)	Percent of net assets

United Kingdom	21.63%
France	14.21%
Germany	13.76%
Switzerland	13.24%
Netherlands	8.89%
Norway	4.29%
United States	4.26%
Japan	3.65%
Australia	3.17%
Ireland	2.78%
Canada	2.49%
Spain	2.35%
Sweden	2.15%
Finland	2.08%
Italy	0.98%
Other assets in excess of liabilities	0.07%

Fair Value Measurement Summary at September 30, 2023 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements.
The Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2023, the Fund's assets carried at fair value were classified as follows:

LKCM International Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,915,712	$49,132,469	$–	$52,048,181
Preferred Stocks	–	959,181	–	$959,181
Short-Term Investments	2,659,148	–	–	$2,659,148
Total Investments	$5,574,860	$50,091,650	$–	$55,666,510